UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

                 Check here if Amendment [ ]; Amendment Number:
         This Amendment (check only one.)    [  ] is a restatement
                                             [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       BOULDER INVESMENT ADVISERS, L.L.C.
                                     (Name)

                           2344 Spruce Street, Suite A
                             Boulder, Colorado 80302
                                    (Address)

                         Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stephen C. Miller
Title:            President
Phone:            (303) 444-5483

Signature, Place, and Date of Signing:

/s/ Stephen C. Miller        Boulder, Colorado           November 14, 2008
     (Signature)                (City, State)               (Date)

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $427,460  (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1        28- 10971                  Stewart West Indies Trading Co., Ltd.
                                    (d/b/a Stewart Investment Advisers)

                           FORM 13F INFORMATION TABLE


 ---------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER           TITLE      CUSIP        VALUE       SHRS OR   SH/   PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
                          OF                    (x$1000)     PRN AMT   PRN   CALL   DISCRETION  MANAGERS
                         CLASS                                                                         -----------------------
                                                                                                       SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


   AMERICAN EXPRESS CO     COM     025816109     2,480         70,000  SH           DEFINED       1            70,000

   ANHEUSER BUSCH COS INC  COM     035229103     15,020       231,500  SH           DEFINED       1           231,500

   AVALONBAY CMNTYS INC    COM     053484101     1,860         18,900  SH           DEFINED       1            18,900

   BERKSHIRE HATHAWAY INC  CL A    084670108     171,870        1,316  SH           DEFINED       1             1,316

   BERKSHIRE HATHAWAY INC  CL B    084670207     42,632         9,700  SH           DEFINED       1             9,700

   BURLINGTON NORTHN
   SANTA FE C              COM     12189T104     5,546         60,000  SH           DEFINED       1            60,000

   CATERPILLAR INC DEL     COM     149123101     4,768         80,000  SH           DEFINED       1            80,000

   CLOUGH GLOBAL           SH BEN
   OPPORTUNITIES           INT     18914E106     361           30,000  SH           DEFINED       1            30,000

   CONSTELLATION ENERGY
   GROUP I                 COM     210371100     1,215         50,000  SH           DEFINED       1            50,000

   CRYSTAL RIV CAP INC     COM     229393301     164           81,175  SH           DEFINED       1            81,175

   D R HORTON INC          COM     23331A109     592           45,500  SH           DEFINED       1            45,500

                           SPON ADR
   DIAGEO PLC              NEW     25243Q205     6,886        100,000  SH           DEFINED       1           100,000

   EASTGROUP PPTY INC      COM     277276101     2,078         42,800  SH           DEFINED       1            42,800

   EATON CORP              COM     278058102     11,292       201,000  SH           DEFINED       1           201,000

   FIDELITY NATL
   INFORMATION SV          COM     31620M106     197           10,690  SH           DEFINED       1            10,690

   FIDELITY NATIONAL
   FINANCIAL               CL A    31620R105     692           47,074  SH           DEFINED       1            47,074

   FIRST AMER CORP CALIF   COM     318522307     4,720        160,000  SH           DEFINED       1           160,000

   FLAHERTY & CRMN/CLYMR   COM
   PFD SE                  SHS     338478100     5,013        658,800  SH           DEFINED       1           658,800

   FLAHERTY & CRMRN
   CLYMRE T R              COM     338479108     961          124,592  SH           DEFINED       1           124,592

   GENERAL ELECTRIC CO     COM     369604103     1,530         60,000  SH           DEFINED       1            60,000

                           SH BEN
   GLIMCHER RLTY TR        INT     379302102     1,885        180,600  SH           DEFINED       1           180,600

                           PFD SH
   GLIMCHER RLTY TR        SER F   379302300     335           28,900  SH           DEFINED       1            28,900

                           PFD SH
   GLIMCHER RLTY TR        SER G   379302409     90             8,500  SH           DEFINED       1             8,500

   HCP INC                 COM     40414L109     4,266        106,300  SH           DEFINED       1           106,300

   HIGHWOODS PPTYS INC     COM     431284108     2,482         69,800  SH           DEFINED       1            69,800

   HOME DEPOT INC          COM     437076102     2,589        100,000  SH           DEFINED       1           100,000

   JOHNSON & JOHNSON       COM     478160104     4,850         70,000  SH           DEFINED       1            70,000

   KB HOME                 COM     48666K109     262           13,300  SH           DEFINED       1            13,300

   KILROY RLTY CORP        COM     49427F108     4,143         86,700  SH           DEFINED       1            86,700

                           RED PFD
   LBA REALTY FUND II      SER A   501777205     1,750         50,000  SH           DEFINED       1            50,000

   LEGG MASON INC          COM     524901105     4,884        128,328  SH           DEFINED       1           128,328

   LTC PPTYS INC           COM     502175102     3,284        112,000  SH           DEFINED       1           112,000

   MACK CALI RLTY CORP     COM     554489104     2,303         68,000  SH           DEFINED       1            68,000

   MOODYS CORP             COM     615369105     3,400        100,000  SH           DEFINED       1           100,000

   NATIONWIDE HEALTH
   PPTYS INC               COM     638620104     3,907        108,600  SH           DEFINED       1           108,600

   PFIZER INC              COM     717081103     1,844        100,000  SH           DEFINED       1           100,000

   REDWOOD TR INC          COM     758075402     1,630         75,000  SH           DEFINED       1            75,000

   REGENCY CTRS CORP       COM     758849103     1,000         15,000  SH           DEFINED       1            15,000

   RYLAND GROUP INC        COM     783764103     804           30,300  SH           DEFINED       1            30,300

   STRATEGIC HOTELS &      PFD
   RESORTS                 SER B   86272T403     179           15,600  SH           DEFINED       1            15,600

   TANGER FACTORY OUTLET
   CTRS                    COM     875465106     7,506        171,400  SH           DEFINED       1           171,400

   TOLL BROTHERS INC       COM     889478103     636           25,200  SH           DEFINED       1            25,200

   UDR INC                 COM     902653104     1,274         48,700  SH           DEFINED       1            48,700

   VENTAS INC              COM     92276F100     11,179       226,200  SH           DEFINED       1           226,200

   WALGREEN CO             COM     931422109     7,616        246,000  SH           DEFINED       1           246,000

   WAL MART STORES INC     COM     931142103     36,533       610,000  SH           DEFINED       1           610,000

   YRC WORLDWIDE INC       COM     984249102     755           63,100  SH           DEFINED       1            63,100

   YUM BRANDS INC          COM     988498101     36,197     1,110,000  SH           DEFINED       1         1,110,000

